Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory taxes	(21.00%)	(21.00%)
State income taxes, net of federal tax benefit	(4.35%)	(4.35%)
Nondeductible items
Change in tax rate estimates
Change in valuation allowance	25.35%	25.35%
Total